Note 12 - Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	December 31
	2019	2018

Salaries, bonus and benefits	$3,020	$2,451
Engineering related expenses	688	572
Legal and audit fees	231	332
Shipping expenses	116	102
Value-added tax payable	100	77
Withholding tax payable	67	96
Promotional expenses	47	50
Payable for acquisition of equipment	-	3
Other accrued expenses	570	498

Total	$4,839	$4,181